Financial risk management objectives and policies - Market risk on equity securities (Details) - Equity securities - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Equity securities at fair value through Other comprehensive income	$ 1,632	$ 1,530	$ 1,056
Non-current fixed income securities at fair value through profit and loss			10
Total	$ 1,632	$ 1,530	$ 1,066